Property and Equipment, Net - Additional Information (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Proceeds from sale of property and equipment	$ 0	$ 60	$ 435
Impairment of assets held for sale		742	742
Loss on disposal of property and equipment		99	99	$ 5
Depreciation expense	$ 87	$ 219	490	$ 1,020
Lab And Other Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross book value			3,000
Proceeds from sale of property and equipment			400
Impairment of assets held for sale			700
Loss on disposal of property and equipment			100
Depreciation expense			$ 1,800